CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenue (including revenue from related parties of nil, nil, and RMB 1,761 for 2017, 2018 and 2019, respectively)	¥ 2,230,176	$ 320,345	¥ 2,881,940	¥ 2,250,850
Operating cost and expenses:
Origination and servicing	(425,565)	(61,129)	(401,679)	(229,353)
Sales and marketing	(606,049)	(87,054)	(726,582)	(884,866)
General and administrative	(230,248)	(33,074)	(150,465)	(95,597)
Research and development	(201,404)	(28,930)	(184,302)	(180,967)
Allowance for uncollectible receivables and contract assets	(232,241)	(33,359)	(265,978)	(130,943)
Provision for assets and liabilities from the investor assurance program | ¥			(467,728)	(42,463)
Total operating cost and expenses	(1,695,507)	(243,546)	(2,196,734)	(1,564,189)
Income from operations	534,669	76,799	685,206	686,661
Interest income	5,720	822	169	1,922
Other income, net	23,425	3,364	20,298	12,609
Income before taxes and income from investment in affiliates	563,814	80,985	705,673	701,192
Income tax expense	(37,007)	(5,315)	(93,915)	(161,647)
Income from investment in affiliates	378	54
Net income	527,185	75,724	611,758	539,545
Net loss attributable to noncontrolling interest shareholders	(562)	(81)
Net income attributable to Jiayin Group Inc.	¥ 527,747	$ 75,805	¥ 611,758	¥ 539,545
Net income per share:
- Basic | (per share)	¥ 2.51	$ 0.36	¥ 3.06	¥ 2.70
- Diluted | (per share)	¥ 2.51	$ 0.36	¥ 3.06	¥ 2.70
Weighted average shares used in calculating net income per share:
- Basic	210,409,863	210,409,863	200,000,000	200,000,000
- Diluted	210,409,863	210,409,863	200,000,000	200,000,000
Net income	¥ 527,185	$ 75,724	¥ 611,758	¥ 539,545
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	471	68
Comprehensive income	527,656	75,792	611,758	539,545
Comprehensive loss attributable to noncontrolling interests	(560)	(80)
Total comprehensive income attributable to Jiayin Group Inc.	¥ 528,216	$ 75,872	¥ 611,758	¥ 539,545